Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	$ 46,480	$ 48,574
Advances for vessels under construction and acquisition of vessels
Property, Plant and Equipment [Line Items]
Pre-delivery yard installments and Fair value adjustment	0	30,402
Shares issued for OCC Vessels	42,962	0
Bareboat capital leases - upfront hire & handling fees	1,044	10,460
Capitalized interest and finance costs	318	4,753
Other capitalized costs	159	2,959
Advances for secondhand vessels	1,997	0
Total	$ 46,480	$ 48,574